U.S. Wealth Management

601 Congress Street

Boston, MA  02210

(617) 663-4324

Fax: (617) 663-2196

E-Mail:  nkolokithas@jhancock.com

Name:  Nicholas J. Kolokithas

Title:    Assistant Vice President and Senior Counsel

February 14, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:       John Hancock Investment Trust (the “Trust”), on behalf of:

            John Hancock Balanced Fund,

            John Hancock Enduring Equity Fund,

            John Hancock Global Opportunities Fund,

            John Hancock Large Cap Equity Fund,

            John Hancock Seaport Fund, and

            John Hancock Small Cap Intrinsic Value Fund (the “Funds”)

File Nos. 002-10156; 811-00560

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on January 31, 2014 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0001133228-14-000511), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 663-4324.

Sincerely,

/s/ Nicholas J. Kolokithas

Nicholas J. Kolokithas, Esq.

Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document